Loss per Share, Antidilutive (FY) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities [Abstract]
Anti-dilutive securities excluded from computation of diluted earnings per share (in shares)	35,717,495	25,370,603	16,275,742	11,758,416	12,696,775
Options to Purchase Common Stock [Member]
Antidilutive Securities [Abstract]
Anti-dilutive securities excluded from computation of diluted earnings per share (in shares)	22,383,267	12,870,603	16,170,737	11,653,411	12,591,770
Series C Warrants [Member]
Antidilutive Securities [Abstract]
Anti-dilutive securities excluded from computation of diluted earnings per share (in shares)	12,500,000	12,500,000	105,005	105,005	105,005